Related party transactions (Schedule of Significant Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related party transactions [Line Items]
Loan to related parties	¥ 188,000		¥ 24,962	¥ 44,500
Repayment of loans from related parties	20,000		35,462	0
Payment on behalf of related parties, net of repayments	(2,543)	$ (370)	(23,116)	10,699
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties	31,366		87,414	100,078
Guangzhou Chenjun Equity Investment Limited Partnership [Member]
Related party transactions [Line Items]
Partial disposal of a subsidiary to Guangzhou Chenjun	0		0	24,394
Guangzhou Chenjun [Member]
Related party transactions [Line Items]
Partial disposal of an equity investment to Guangzhou Chenjun	0		35,160	33,750
Guangzhou Sunhongs [Member] | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	103,439		92,068	96,224
Other Related Party [Member]
Related party transactions [Line Items]
Other transaction with related parties	11,833		14,276	13,573
Kingsoft Group | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	¥ 11,314		¥ 711	¥ 0